                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/05

               Date of Reporting Period: Six months ended 9/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities

Established 1969

A Portfolio of Federated Income Securities Trust

35TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$7.93		$7.97	$7.77	$7.82		$7.48	$7.84
Income From Investment Operations:
Net investment income	0.18		0.34	0.41 [1]	0.45	[1,2]	0.48 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments	(0.09)		(0.05)	0.23	(0.03	) [2]	0.34	(0.35)
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.29	0.64	0.42		0.82	0.12
Less Distributions:
Distributions from net investment income	(0.17)		(0.33)	(0.44)	(0.47)		(0.48)	(0.48)
Net Asset Value, End of Period	$7.85		$7.93	$7.97	$7.77		$7.82	$7.48
Total Return [3]	1.22%		3.70%	8.36%	5.53%		11.32%	1.66%

Ratios to Average Net Assets:
Expenses	0.90	% [4]	0.86%	0.88%	0.94%		1.03%	1.00%
Net investment income	4.46	% [4]	4.30%	5.16%	5.72	% [2]	6.27%	6.30%
Expense waiver/reimbursement [5]	0.02	% [4]	0.02%	0.02%	0.02%		0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$818,452		$883,139	$997,941	$901,471		$898,897	$915,850
Portfolio turnover	53%		68%	300%	164%		145%	103%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.89% to 5.72%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.93		$7.97		$7.77		$7.82		$7.48		$7.84
Income From Investment Operations:
Net investment income	0.14		0.28		0.35	[1]	0.39	[1,2]	0.42	[1]	0.41 [1]
Net realized and unrealized gain (loss) on investments	(0.08)		(0.05)		0.23		(0.02	) [2]	0.34		(0.35)
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.23		0.58		0.37		0.76		0.06
Less Distributions:
Distributions from net investment income	(0.14)		(0.27)		(0.38)		(0.42)		(0.42)		(0.42)
Net Asset Value, End of Period	$7.85		$7.93		$7.97		$7.77		$7.82		$7.48
Total Return [3]	0.82%		2.91%		7.55%		4.75%		10.47%		0.88%

Ratios to Average Net Assets:
Expenses	1.67	% [4]	1.63%		1.65%		1.71%		1.80%		1.77%
Net investment income	3.68	% [4]	3.52%		4.35%		4.94	% [2]	5.54%		5.54%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$287,510		$349,850		$449,354		$225,495		$146,309		$126,336
Portfolio turnover	53%		68%		300%		164%		145%		103%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.93		$7.97		$7.77		$7.82		$7.48		$7.84
Income From Investment Operations:
Net investment income	0.14		0.28		0.35	[1]	0.39	[1,2]	0.42	[1]	0.41 [1]
Net realized and unrealized gain (loss) on investments	(0.08)		(0.05)		0.23		(0.03	) [2]	0.34		(0.35)
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.23		0.58		0.36		0.76		0.06
Less Distributions:
Distributions from net investment income	(0.14)		(0.27)		(0.38)		(0.41)		(0.42)		(0.42)
Net Asset Value, End of Period	$7.85		$7.93		$7.97		$7.77		$7.82		$7.48
Total Return [3]	0.82%		2.91%		7.55%		4.73%		10.48%		0.87%

Ratios to Average Net Assets:
Expenses	1.67	% [4]	1.63%		1.65%		1.71%		1.80%		1.77%
Net investment income	3.68	% [4]	3.52%		4.35%		4.94	% [2]	5.55%		5.54%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$78,169		$102,398		$128,524		$68,593		$52,687		$45,637
Portfolio turnover	53%		68%		300%		164%		145%		103%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and
(2) ongoing costs, including management fees, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees, and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,012.20	$4.54
Class B Shares	$1,000	$1,008.20	$8.41
Class C Shares	$1,000	$1,008.20	$8.41
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Class B Shares	$1,000	$1,016.70	$8.44
Class C Shares	$1,000	$1,016.70	$8.44

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.67%
Class C Shares	1.67%

Portfolio of Investments Summary Table

At September 30, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Mortgage-Backed Securities	84.5%
U.S. Treasury Securities	0.9%
Non-Agency, Mortgage-Backed Securities	6.6%
Repurchase Agreements [3]	8.0%
TOTAL		100.0%

1 See the fund's prospectus for a more complete description of these types of investments.

2 Percentages are based on total investments, which are greater than the fund's total net assets.

3 Includes repurchase agreements: (1) purchased with cash collateral received in securities lending transactions (0.9%); (2) purchased with proceeds received in dollar roll transactions (3.4%); and (3) covering when issued and delayed delivery transactions (2.4%).

Portfolio of Investments

September 30, 2004 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--89.8%
		Federal Home Loan Mortgage Corporation--39.1%
$99,639,332		4.500%, 12/1/2014 - 12/1/2099	$99,372,681
171,469,098	[1]	5.000%, 12/1/2017 - 12/1/2099	172,667,998
154,920,174		5.500%, 5/1/2016 - 5/1/2034	157,594,232
6,784,501		6.000%, 5/1/2017 - 2/1/2032	7,106,671
14,617,400		6.500%, 4/1/2028 - 11/1/2032	15,383,473
2,317,771		7.000%, 12/1/2031	2,457,695
7,131,633		7.500%, 9/1/2013 - 9/1/2033	7,668,030
1,099,575		8.000%, 12/1/2029	1,186,761
1,140		11.000%, 12/1/2017	1,254
12,136		11.750%, 1/1/2011	13,760
194		12.500%, 10/1/2012	220
2,390		12.750%, 10/1/2013	2,657
16,918		13.000%, 2/1/2015	19,252
773		13.750%, 1/1/2011	887
51		14.000%, 12/1/2012	57
2,434		14.500%, 10/1/2012	2,496
2,383		14.750%, 8/1/2011	2,662
1,401		15.500%, 8/1/2011	1,646
		TOTAL	463,482,432
		Federal National Mortgage Association--43.4%
13,831,693		4.500%, 11/1/2018	13,818,414
121,734,287		5.000%, 5/1/2018 - 7/1/2034	120,915,373
116,038,405		5.500%, 12/1/2017 - 7/1/2034	118,350,633
166,070,786	[1]	6.000%, 5/1/2017 - 12/1/2099	172,334,618
76,195,437		6.500%, 7/1/2016 - 2/1/2033	80,044,830
6,714,685		7.000%, 8/1/2028 - 1/1/2032	7,125,198
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal National Mortgage Association--continued
$1,031,178		7.500%, 10/1/2029 - 10/1/2031	$1,103,744
39,705		11.000%, 10/1/2010	44,251
5,087		11.750%, 10/1/2015	5,820
279		12.000%, 1/1/2013	316
7,696		12.750%, 10/1/2010 - 8/1/2014	8,795
2,226		13.000%, 8/1/2015	2,542
5,968		15.000%, 10/1/2012	6,733
		TOTAL	513,761,267
		Government National Mortgage Association--7.3%
24,865,808		5.000%, 4/15/2034 - 7/15/2034	24,757,202
29,860,037		5.500%, 6/20/2034 - 8/20/2034	30,347,950
19,909,821		6.500%, 12/15/2031 - 1/15/2032	21,020,789
6,991,926		7.500%, 12/15/2023 - 7/15/2030	7,549,881
1,357,338		8.250%, 5/15/2030 - 10/15/2030	1,480,106
328,357		8.375%, 8/15/2030	358,451
556,038		8.500%, 11/15/2029 - 12/15/2029	608,293
470		11.250%, 9/20/2015	530
58,230		11.750%, 7/15/2013	66,926
22,776		13.000%, 9/20/2014	26,273
		TOTAL	86,216,401
		Other--0.0%
116,213		Small Business Administration, 2.533%, 6/18/2007	2,789
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,044,086,252)	1,063,462,889
		COLLATERALIZED MORTGAGE OBLIGATIONS--7.3%
		Federal National Mortgage Association--1.3%
13,462,537		16.276%, 4/25/2032, REMIC (Series 2002-23 SA)	15,505,746
		Non-Agency--6.0%
9,761,569		ABN AMRO Mortgage Corp. 2003-7, Class A3, 4.500%, 7/25/2018	9,669,449
1,882,993		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	1,857,874
9,723,668		CHASE Mortgage Finance Corp. 2003-S14, Class 1A1, 5.000%, 1/25/2034	9,559,531
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency--continued
$7,757,990		CHASE Mortgage Finance Corp. 2003-S15, Class 1A3, 6.000%, 1/25/2034	$7,941,311
10,597,952		First Horizon Mortgage Pass-Through Trust 2003-5, Class 1A14, 5.500%, 7/25/2033	10,621,056
34,774	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	34,350
1,335,885	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1,242,373
4,854,046		Master Asset Securitization Trust 2003-8, Class 1A1, 5.500%, 9/25/2033	4,867,977
5,488,475		Master Asset Securitization Trust 2003-8, Class 2A1, 4.500%, 9/25/2018	5,416,851
5,643,710		Master Asset Securitization Trust 2003-9, Class 1A1, 5.000%, 10/25/2018	5,713,862
22,905,967	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.323%, 12/25/2027	7,101
15,311,296	[2,3]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	2,569,389
1,443,321		Structured Asset Securities Corp. 2001-8A, Class 1A1, 8.000%, 5/25/2031	1,466,418
9,695,525		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1, 5.500%, 12/25/2033	9,701,827
		TOTAL	70,669,369
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $93,719,795)	86,175,115
		ASSET-BACKED SECURITIES--1.2%
		Asset-Backed Securities--0.0%
362,172	[2,3]	Option One Mortgage Securities Corp. 2003-2B, Class N1, 7.630%, 4/26/2033	362,200
		Home Equity Loan--0.4%
775,730	[2,3]	Chase Funding Net Interest Margin, Class NOTE, 6.750%, 9/27/2036	775,608
220,438	[2,3]	Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	220,275
1,000,497	[2,3]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.260%, 7/25/2033	1,008,920
355,306	[2,3]	Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	356,621
2,549,707		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015	2,605,673
		TOTAL	4,967,097
		Manufactured Housing--0.8%
13,000,000		Green Tree Financial Corp. 1993-4, Class B2, 8.550%, 1/15/2019	8,683,350
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,391,116)	14,012,647
Principal Amount			Value
		U.S. TREASURY--0.9%
		Treasury Securities--0.9%
$11,000,000	[4]	United States Treasury Notes, 4.250%, 8/15/2014 (IDENTIFIED COST $11,118,594)	$11,115,170
		REPURCHASE AGREEMENTS--8.6%
44,000,000	[5,6]	Interest in $96,500,000 joint repurchase agreement with Goldman Sachs & Co., 1.730%, dated 9/15/2004, to be repurchased at $44,061,319 on 10/14/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2043, collateral market value $99,471,424	44,000,000
11,459,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc.,1.910%, dated 9/30/2004, to be repurchased at $11,459,608 on 10/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042, collateral market value $515,000,516 (held as collateral for securities lending)	11,459,000
46,599,000		Interest in $1,800,000,000 joint repurchase agreement with Wachovia Securities, Inc.,1.910%, dated 9/30/2004, to be repurchased at $46,601,472 on 10/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,836,004,918	46,599,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	102,058,000
		TOTAL INVESTMENTS--107.8% (IDENTIFIED COST $1,269,373,757) [7]	1,276,823,821
		OTHER ASSETS AND LIABILITIES - NET--(7.8)%	(92,692,249)
		TOTAL NET ASSETS--100%	$1,184,131,572

1 All or a portion of these securities are subject to dollar roll transactions.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $6,576,837 which represents 0.6% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At September 30, 2004, these securities amounted to $6,576,837 which represents 0.6% of total net assets.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

6 Security held as collateral for dollar roll transactions.

7 The cost of investments for federal tax purposes amounts to $1,275,744,584.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $11,115,170 of securities loaned (identified cost $1,269,373,757)		$1,276,823,821
Cash		197,980
Income receivable		6,637,548
Receivable for shares sold		272,263
TOTAL ASSETS		1,283,931,612
Liabilities:
Payable for investments purchased	$39,834,610
Payable for shares redeemed	1,584,261
Income distribution payable	1,305,201
Payable on collateral due to broker	11,459,000
Payable for dollar roll transactions	44,734,956
Payable for Directors'/Trustees' fees	3,841
Payable for distribution services fee (Note 5)	228,410
Payable for shareholder services fee (Note 5)	231,913
Accrued expenses	417,848
TOTAL LIABILITIES		99,800,040
Net assets for 150,816,952 shares outstanding		$1,184,131,572
Net Assets Consist of:
Paid in capital		$1,236,774,342
Net unrealized appreciation of investments		7,450,064
Accumulated net realized loss on investments		(59,081,478)
Distributions in excess of net investment income		(1,011,356)
TOTAL NET ASSETS		$1,184,131,572
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($818,452,436 ÷ 104,232,692 shares outstanding), no par value, unlimited shares authorized		$7.85
Offering price per share (100/95.50 of $7.85) [1]		$8.22
Redemption proceeds per share		$7.85
Class B Shares:
Net asset value per share ($287,509,764 ÷ 36,625,457 shares outstanding), no par value, unlimited shares authorized		$7.85
Offering price per share		$7.85
Redemption proceeds per share (94.50/100 of $7.85) [1]		$7.42
Class C Shares:
Net asset value per share ($78,169,372 ÷ 9,958,803 shares outstanding), no par value, unlimited shares authorized		$7.85
Offering price per share (100/99.00 of $7.85) [1]		$7.93
Redemption proceeds per share (99.00/100 of $7.85) [1]		$7.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2004 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $460,368 and including income on securities loaned of $239)			$32,945,227
Expenses:
Investment adviser fee (Note 5)		$2,840,722
Administrative personnel and services fee (Note 5)		492,989
Custodian fees		36,440
Transfer and dividend disbursing agent fees and expenses (Note 5)		548,480
Directors'/Trustees' fees		4,441
Auditing fees		10,236
Legal fees		2,997
Portfolio accounting fees		81,965
Distribution services fee--Class B Shares (Note 5)		1,162,664
Distribution services fee--Class C Shares (Note 5)		326,652
Shareholder services fee--Class A Shares (Note 5)		1,041,678
Shareholder services fee--Class B Shares (Note 5)		387,555
Shareholder services fee--Class C Shares (Note 5)		108,884
Share registration costs		31,807
Printing and postage		65,369
Insurance premiums		14,287
Miscellaneous		2,137
TOTAL EXPENSES		7,159,303
Waivers (Note 5):
Waiver of administrative personnel and services fee	$(24,170)
Waiver of shareholder services fee--Class A Shares	(83,334)
TOTAL WAIVERS		(107,504)
Net expenses			7,051,799
Net investment income			25,893,428
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(10,163,611)
Net change in unrealized appreciation of investments			(4,967,727)
Net realized and unrealized loss on investments			(15,131,338)
Change in net assets resulting from operations			$10,762,090

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2004	Year Ended 3/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,893,428	$58,875,314
Net realized loss on investments	(10,163,611)	(3,263,906)
Net change in unrealized appreciation/depreciation	(4,967,727)	(9,193,230)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,762,090	46,418,178
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,377,015)	(38,526,746)
Class B Shares	(5,559,927)	(13,685,337)
Class C Shares	(1,549,017)	(4,129,965)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,485,959)	(56,342,048)
Share Transactions:
Proceeds from sale of shares	48,411,665	347,335,040
Net asset value of shares issued to shareholders in payment of distributions declared	17,679,293	37,852,569
Cost of shares redeemed	(202,621,836)	(615,696,654)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(136,530,878)	(230,509,045)
Change in net assets	(151,254,747)	(240,432,915)
Net Assets:
Beginning of period	1,335,386,319	1,575,819,234
End of period (including distributions in excess of net investment income of $(1,011,356) and $(1,418,825), respectively)	$1,184,131,572	$1,335,386,319

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, B, and C Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities and other fixed-income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income.
Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under
Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Chase Funding Net Interest Margin, Class NOTE, 6.750%, 9/27/2036	7/31/2003	$ 774,877
Long Beach Asset holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	4/16/2003	$ 220,438
Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.260%, 7/25/2033	6/13/2003	$1,000,466
Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	7/31/2003	$ 355,306
Option One Mortgage Securities Corp. 2003-2B, Class N1, 7.630%, 4/26/2033	3/28/2003	$ 362,172
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.323%, 12/25/2027	4/20/1999 - 5/25/1999	$6,798,526

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve TBA's and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar-roll transactions for the Fund for the six months ended September 30, 2004 was as follows:

Maximum amount outstanding during the period	$159,906,744
Average amount outstanding during the period [1]	$ 88,734,179
Average shares outstanding during the period	157,097,940
Average debt per shares outstanding during the period	$0.56

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended September 30, 2004.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$11,115,170	$11,459,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,155,681	$32,428,977	26,790,944	$212,309,141
Shares issued to shareholders in payment of distributions declared	1,647,582	12,844,343	3,335,035	26,301,495
Shares redeemed	(12,901,799)	(100,591,687)	(44,019,445)	(347,577,396)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,098,536)	$(55,318,367)	(13,893,466)	$(108,966,760)

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,180,891	$9,205,876	9,323,501	$73,817,287
Shares issued to shareholders in payment of distributions declared	503,234	3,921,729	1,158,202	9,128,711
Shares redeemed	(9,177,668)	(71,374,918)	(22,769,143)	(179,348,923)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(7,493,543)	$(58,247,313)	(12,287,440)	$(96,402,925)

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	869,939	$6,776,812	7,727,523	$61,208,612
Shares issued to shareholders in payment of distributions declared	117,215	913,221	307,307	2,422,363
Shares redeemed	(3,942,356)	(30,655,231)	(11,253,434)	(88,770,335)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,955,202)	$(22,965,198)	(3,218,604)	$(25,139,360)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(17,547,281)	$(136,530,878)	(29,399,510)	$(230,509,045)

4. FEDERAL TAX INFORMATION

At September 30, 2004, the cost of investments for federal tax purposes was $1,275,744,584. The net unrealized appreciation of investments for federal tax purposes was $1,079,237. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,021,950 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,942,713.

At March 31, 2004, the Fund had a capital loss carryforward of $43,017,192 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$20,564,242
2008	$ 3,778,036
2009	$ 15,427,201
2012	$ 3,247,713

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended September 30, 2004, FSC the principal distributor retained $15,485 in sales charges from the sale of Class A Shares and $2,232 from the sale of Class C Shares. FSC also retained $156 of contingent deferred sales charges relating to redemptions of Class A Shares, $11,999 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $285,786.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2004, were as follows:

Purchases	$40,988,358
Sales	$42,695,641

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

8110105 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        November 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        November 24, 2004